FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
Notes and other explanatory information [abstract]
Net loss	$ 879	₪ 2,805
Foreign exchange		5,191	₪ 8,980
Concentration of credit risks	$ 1,289	₪ 4,114